Equity Incentive Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended
	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 2005 Equity Incentive Plan	Dec. 31, 2006 2005 Equity Incentive Plan	Apr. 22, 2005 2005 Equity Incentive Plan	Dec. 31, 2004 Employee Stock Option Plan, 2004	Dec. 31, 2012 Stock Options And Restricted Stock Units	Dec. 31, 2011 Stock Options And Restricted Stock Units	Dec. 31, 2010 Stock Options And Restricted Stock Units	Dec. 31, 2012 Restricted Stock Units 2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option outstanding		1,697,000	1,849,000					8,000
Number of option exercisable		1,697,000					10,000,000	1,000
Option expiration period								6 years
Employee stock option description								The options may be granted to qualified employees of the Company or any of its domestic or foreign subsidiaries and expire no later than six years from the date of grant. The options were granted at an exercise price not lower than the market value of SMI Taiwan's common stock at the date of the grant and vest over four years at certain percentages after two years from the date of grant. As part of the share exchange between the Company and the shareholders of SMI Taiwan effective on April 25, 2005, the Company agreed to assume the share options previously issued by SMI Taiwan. Subsequently on June 3, 2005, the Company amended the 2004 Plan such that options under the 2004 Plan are granted at an exercise price not lower than the market value of the Company's ordinary shares at the date of the grant and vest over four years at certain percentages after one year from the date of grant.
Ordinary shares for issuance upon exercise of stock options and restricted stock units					15,000,000	15,000,000
Conversion ratio of restricted stock unit to ordinary shares						One-for-one
Stock option granted exercise price	$ 1.85
Stock option exchange for new stock option granted	4,369,000
Stock options exercise price	$ 1.47
Eligible stock options exchanged for new stock options granted	3,785,000
Stock Option Granted		0	0	0
Stock Option Granted Intrinsic Value		$ 318	$ 5,797
Total unrecognized compensation cost related to non-vested share-based compensation												7,349
Cash received from employee toward stock option exercise		224	2,294
Tax effect for stock-based compensation benefit (expense)		$ 631	$ 215	$ (294)					$ 1,560	$ 756	$ 349